RELATED PARTY TRANSACTIONS (Schedule of Services Rendered by Investee Companies) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Broadcasting service and other services received	$ 5,886,141	$ 6,331,335	$ 8,006,066
Chengdu Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	1,820,935	1,689,243	1,859,950
Dalian Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	825,048	831,172	770,964
Eastlong Huatong [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received		334,035	300,791
Guangtong Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	2,276		1,323,535
Henan Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	619,972	597,393	556,960
Hubei Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	815,627	948,592	1,303,298
Jilin Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received		52,213	602,118
Ningbo Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	852,501	813,908	761,977
Suzhou Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	845,187	921,405	$ 526,473
Shenzhen Media [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	98,859	$ 143,374
Changzhou Mobile [Member]
Related Party Transaction [Line Items]
Broadcasting service and other services received	$ 5,736